Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	The estimated useful lives are as follows:
Computer and transmission equipment	3 years
Furniture, fixtures and office equipment	5 years

Schedule of Estimated Economic Life of the Intangible Assets	Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:
Trademark	10 years
Patent	10 years
Copyright	10 years
Software	3 to 10 years
Licenses acquired	3 years

Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis	The following tables represent the fair value hierarchy of the Company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2022 and 2023:
	As of December 31, 2022
	Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	40,548	-	-	40,548

Financial liabilities:
Earn-out liability from Weiliantong acquisition	-	-	4,336	4,336
Warrant liability			166	166
Total	-	-	4,502	4,502

As of December 31, 2023
Fair Value Measurement at the Reporting Date using
	Quoted price in active markets for identical assets Level 1	Significant other observable inputs Level 2	Significant unobservable inputs Level 3	Total
	RMB	RMB	RMB	RMB
Financial assets:
Investment in marketable equity security	31,525	-	-	31,525

Financial liabilities:
Earn-out liability from Weiliantong acquisition	-	-	-	-
Warrant liability	-	-	-	-
Total	-	-	-	-

Schedule of Major Assumptions Used in the Binomial Model	The major assumptions used in the binomial model are as follows:
	December 31, 2021	December 31, 2022
Risk-free interest rate	0.38%	4.73%
Share price	$5.68	$1.97
Probability	20% - 50%	20% - 50%

The major assumptions used are as follows:
	January 1, 2022	December 31, 2022
Risk-free interest rate	0.39-0.73%	4.73%
Share price	$5.13	$1.97
Probability	20% - 50%	20% - 50%
The major assumptions used in the binomial model are as follows:
	December 31, 2021	December 31, 2022	December 31, 2023
Risk-free interest rate	0.75%	4.70%	5.58%
Share price	$5.68	$1.97	$3.48
Volatility	53%	68%	60%

Schedule of fair value on a recurring basis using significant unobservable inputs	The following is a reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2021, 2022 and 2023:
Amount
RMB
Balance at January 1, 2021	107,299
Fair value change	33,584
Exchange difference	(2,126)
Reclassification to shares to be issued	(128,119)
Balance at December 31, 2021	10,638
Contingent consideration resulting from Weiliantong acquisition	19,875
Fair value change	(13,071)
Reclassification to shares to be issued	(13,106)
Balance at December 31, 2022	4,336
Fair value change	5,624
Reclassification to shares to be issued	(9,960)
Balance at December 31, 2023	-
The following table sets forth the establishment of the Company’s Level 3 warrant liabilities, as well as a summary of the changes in the fair value:
Amount
RMB
Balance as January 1, 2021	29,558
Fair value change	(16,421)
Exercised	(115)
Exchange difference	(2,698)
Balance as of December 31, 2021	10,324
Fair value change	(10,776)
Exchange difference	618
Balance as of December 31, 2022	166
Fair value change	(170)
Exchange difference	4
Balance as of December 31, 2023	-

Schedule of Forth Types of Our Revenue	The following table sets forth types of our revenue for the periods indicated:
	For the years ended December 31,
	2021	2022	2023	2023
Amounts in thousands of RMB and USD	RMB	RMB	RMB	US$
Live streaming - consumable virtual items revenue	1,617,056	1,886,179	1,420,258	200,040
Live streaming - time based virtual item revenue	32,905	27,683	25,004	3,522
Technical services and others	19,397	39,395	19,609	2,761
Total revenue	1,669,358	1,953,257	1,464,871	206,323

Schedule of Sets Forth Our Revenue	The following table sets forth our revenue by platforms for the periods indicated:
	For the years ended December 31,
	2021	2022	2023	2023
Amounts in thousands of RMB and USD	RMB	RMB	RMB	US$
Showself	595,004	521,155	334,186	47,070
Lehai	242,910	241,851	263,517	37,116
Haixiu	326,661	317,953	245,049	34,514
Beelive	485,386	545,296	304,730	42,921
Hongle	-	287,607	297,780	41,941
Technical services and others	19,397	39,395	19,609	2,761
TOTAL	1,669,358	1,953,257	1,464,871	206,323